3. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Notes
3. SIGNIFICANT ACCOUNTING POLICIES

3.SIGNIFICANT ACCOUNTING POLICIES

a)Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries as follows:

	% of ownership	Jurisdiction	Nature of operations

MAEPA Empreendimentos Mineiros e Participacoes Lda	100%	Portugal	Exploration
Innomatik Exploration Kosovo LLC	100%	Kosovo	Exploration
Peshter Mining J.S.C	11.06%	Kosovo	Exploration
Avrupa Holdings Inc.	100%	Barbados	Holding
Avrupa Portugal Holdings Inc.	100%	Barbados	Holding
Avrupa Kosovo Holdings Inc.	100%	Barbados	Holding

All subsidiaries are entities that are controlled, either directly or indirectly. Control is defined as the exposure, or rights, to variable returns from involvement with an investee and the ability to affect those returns through power over the investee. Power over an investee exists when the Company has existing rights that give it the ability to direct the activities that significantly affect the investee’s returns. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a company’s share capital. All of the intra-group balances and transactions, including unrealized profits and losses arising from intra-group transactions, have been eliminated in full. For subsidiaries that the Company controls, but does not own 100% of, the net assets and net profit attributable to outside shareholders are presented as amounts attributable to non-controlling interests in the consolidated statements of financial position and consolidated statements of comprehensive loss.

Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated in preparing the consolidated financial statements.

b)Interests in Joint Arrangements

A joint arrangement can take the form of a joint venture or joint operation. All joint arrangements involve a contractual arrangement that establishes joint control, which exists only when decisions about the activities that significantly affect the returns of the investee require unanimous consent of the parties sharing control. A joint operation is a joint arrangement in which the Company has rights to the assets and obligations for the liabilities relating to the arrangement. A joint venture is a joint arrangement in which the Company has rights to only the net assets of the arrangement.

Joint ventures are accounted for in accordance with the policy “Investments in Associates and Joint Ventures.” Joint operations are accounted for by recognizing the Company’s share of the assets, liabilities, revenue, expenses and cash flows of the joint operation in the consolidated financial statements.

c)Investments in Associates and Joint Ventures

Investments over which the Company exercises significant influence and which it does not control or jointly control are associates. Investments in associates are accounted for using the equity method, except when classified as held for sale. Investments in joint ventures as determined in accordance with the policy “Interests in Joint Arrangements” are also accounted for using the equity method.

The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the Company’s proportionate share of the profit or loss, other comprehensive income or loss and any other changes in the associate’s or joint venture’s net assets.

The Company’s proportionate share of the associate’s or joint venture’s profit or loss and other comprehensive income or loss is based on its most recent financial statements. Adjustments are made to align any inconsistencies between the Company’s accounting policies and the associate’s or joint venture’s policies before applying the equity method. Adjustments are also made to account for depreciable assets based on their fair values at the acquisition date of the investment and for any impairment losses recognized by the associate or joint venture.

If the Company’s share of the associate’s or joint venture’s losses equals or exceeds the investment in the associate or joint venture, recognition of further losses is discontinued. After the Company’s interest is reduced to zero, additional losses will be provided for and a liability recognized only to the extent that the Company has incurred legal or constructive obligations to provide additional funding or make payments on behalf of the associate or joint venture. If the associate or joint venture subsequently reports profits, the Company resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.

At each statement of financial position date, management considers whether there is objective evidence of impairment in associates and joint ventures. If there is such evidence, management determines if there is a need to record an impairment in relation to the associate or joint venture.

d)Foreign currencies

The Company assesses functional currency on an entity by entity basis based on the related fact pattern; however, the presentation currency used in these consolidated financial statements is determined at management’s discretion.

The currency of the parent company, and the presentation currency applicable to these consolidated financial statements, is the Canadian dollar.

Transactions in currencies other than the functional currency are recorded at the rates of the exchange prevailing on dates of transactions.  At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at each reporting date. Non-monetary items denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date the fair value was determined.  Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

The Company has determined that the functional currency of its wholly-owned subsidiaries in Europe is the Euro and that the functional currency of its wholly-owned subsidiaries in Barbados is the US dollar.  Exchange differences arising from the translation of the subsidiaries’ functional currencies into the Company’s presentation currency are taken directly to the exchange reserve.

e)Exploration and evaluation assets and expenditures

Exploration and evaluation expenditures include the costs of acquiring licenses, costs associated with exploration and evaluation activity, and the fair value (at acquisition date) of exploration and evaluation assets acquired in a business combination.  Exploration and evaluation expenditures are expensed as incurred except for expenditures associated with the acquisition of exploration and evaluation assets through a business combination or asset acquisition which are recognized as assets.  Costs incurred before the Company has obtained the legal rights to explore an area are recognized in the consolidated statement of comprehensive loss.

Capitalized costs, including general and administrative costs, are only allocated to the extent that these costs can be related directly to operational activities in the relevant area of interest where they are considered likely to be recoverable by future exploitation or sale or where the activities have not reached a stage which permits a reasonable assessment of the existence of reserves.

Exploration and evaluation assets are assessed for impairment if (i) sufficient data exists to determine technical feasibility and commercial viability, and (ii) facts and circumstances suggest that the carrying amount exceeds the recoverable amount.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Recoverability of the carrying amount of the exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

f)Share-based payment transactions

The share option plan allows the Company’s employees and consultants to acquire shares of the Company.  The fair value of options granted is recognized as a share-based payment expense with a corresponding increase in equity.  An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

The fair value is measured at grant date and each tranche is recognized on a graded-vesting basis over the period during which the options vest.  The fair value of the options granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the options were granted.  At each statement of financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest.

g)Loss per share

The Company presents the basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period.  Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares. In the Company’s case, diluted loss per share is the same as basic loss per share as the effects of including all outstanding options and warrants would be anti-dilutive.

h)Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period.  Actual outcomes could differ from these estimates.  These consolidated financial statements include estimates which, by their nature, are uncertain.  The impacts of such estimates are pervasive throughout these consolidated financial statements, and may require accounting adjustments based on future occurrences.  Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and further periods if the revision affects both current and future periods.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the consolidated statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Critical judgments

•The analysis of the functional currency for each entity of the Company. In concluding that the Canadian dollar is the functional currency of the parent, management considered both the funds from financing activities and the currency in which goods and services are paid. The functional currency of its wholly-owned subsidiaries in Europe is the Euro and subsidiaries in Barbados is the US Dollar as management considered the currencies which mainly influence the cost of providing goods and services in those subsidiaries. The Company chooses to report in Canadian dollar as the presentation currency;

•The assessment of indications of impairment of each mineral property and related determination of the net realized value and write-down of those properties where applicable; and

•The determination that the Company will continue as a going concern for the next year.

i)Provisions

Provisions are recognized in the consolidated statement of financial position when the Company has a legal or constructive obligation as a result of past events and it is probable that an outflow of economic benefit will be required to settle the obligation.  If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

j)Financial instruments

Financial assets

The Company classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired. The Company's accounting policy for each category is as follows:

Fair value through profit or loss - This category comprises derivatives, or assets acquired or incurred principally for the purpose of selling or repurchasing it in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in the consolidated statements of comprehensive loss.

Loans and receivables - These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are carried at cost less any provision for impairment.  Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default.

Held-to-maturity investments - These assets are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company's management has the positive intention and ability to hold to maturity. These assets are measured at amortized cost using the effective interest method.  If there is objective evidence that the investment is impaired, determined by reference to external credit ratings and other relevant indicators, the financial asset is measured at the present value of estimated future cash flows.  Any changes to the carrying amount of the investment, including impairment losses, are recognized in the consolidated statements of comprehensive loss.

Available-for-sale - Non-derivative financial assets not included in the above categories are classified as available-for-sale. They are carried at fair value with changes in fair value recognized directly in equity. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is removed from equity and recognized in the consolidated statements of comprehensive loss.

All financial assets except for those at fair value through profit or loss are subject to review for impairment at least at each reporting date. Financial assets are impaired when there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described above.

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired. The Company's accounting policy for each category is as follows:

Fair value through profit or loss - This category comprises derivatives, or liabilities acquired or incurred principally for the purpose of selling or repurchasing it in the near term. They are carried in the consolidated statements of financial position at fair value with changes in fair value recognized in the consolidated statements of comprehensive loss.

Other financial liabilities - This category includes due to related parties, accounts payable and accrued liabilities, accounts payable owed by optionees, funds held for optionees and long-term loan all of which are recognized at amortized cost.

At December 31, 2017, 2016 and 2015, the Company did not have any derivative financial assets or liabilities.

k)Income taxes

Income tax on the profit or loss for the periods presented comprises current and deferred tax.  Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the statement of financial position liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  The following temporary differences are not provided for:  goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting or taxable loss; nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future.  The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted that are expected to apply when temporary differences are expected to settle.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised.  To the extent that the Company does not consider it probable that a future tax asset will be recovered, it provides a valuation allowance against that excess.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

l)New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the December 31, 2017 reporting period.  The Company has not early adopted the following new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•IFRS 9 (Amended 2010) Financial Instruments (effective January 1, 2018)

The Company anticipates that the application of the above new and revised standards, amendments and interpretations will have no material impact on its results and financial position.